RETIREMENT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost for the three-month periods ended March 31, 2014 and 2013:

	Three Months Ended
	March 31,
(Dollars in thousands)	2014	2013
Components of net periodic benefit cost:
Service cost	$1,437	$1,653
Interest cost	920	770
Expected return on plan assets	(905)	(826)
Amortization of actuarial loss	50	410
Amortization of prior service cost	163	163
Net periodic benefit cost	$1,665	$2,170

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Components of net periodic pension cost:
Service cost	$6,613	$7,082	$6,694
Interest cost	3,115	2,876	2,521
Expected return on plan assets	(3,303)	(2,791)	(2,234)
Amortization of actuarial loss	1,631	1,648	393
Amortization of prior service cost	651	740	1,176
Curtailment	—	1,517	1,921
Net periodic pension cost	$8,707	$11,072	$10,471

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income
The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive loss at December 31, 2013 and 2012:

(Dollars in thousands)	2013	2012
Amounts recognized in Accumulated other comprehensive loss:
Prior service cost	$1,923	$2,574
Net actuarial loss	9,512	22,364

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status
The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2013	2012
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$81,944	$67,686
Service cost	6,613	7,082
Interest cost	3,115	2,876
Actuarial (gain) loss	(10,472)	4,915
Benefits paid	(2,499)	(1,560)
Curtailment	—	945
Benefit obligation on December 31	$78,701	$81,944
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$51,528	$38,883
Actual net return on plan assets	4,052	3,520
Employer contributions	389	10,685
Benefits paid	(2,499)	(1,560)
Plan assets at fair value, end of fiscal year	$53,470	$51,528
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(25,231)	$(30,416)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2014	$2,331
2015	2,561
2016	2,829
2017	3,165
2018	3,592
2019-2023	25,849

Actuarial Assumptions Used In Defined Benefit Pension Plans
The actuarial assumptions used in the defined benefit pension plans were as follows:

	2013	2012	2011
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.75%	3.80%	4.30%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	3.84	4.30	5.40
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50	6.50	6.50

Schedule of Pension Plan's Asset Allocation
The following table provides the pension plans’ asset allocation on December 31, 2013 and 2012:

	Allocation of Plan Assets
	2013	Allocation on	2012	Allocation on
	Targeted Allocation	December 31, 2013	Targeted Allocation	December 31, 2012
Other securities:	60%		70% - 80%
Money market funds		—%		1%
Fixed income funds		48%		66%
Other funds		10%		1%
Equity securities:	40%		20% - 30%
Domestic equity funds - large cap		24%		22%
Domestic equity funds - small cap		12%		5%
International equity funds		6%		5%

Schedule of Pension Plans Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2013 and 2012.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2013
Fixed income funds	$25,764	$25,764	$—	$—
Domestic equity funds - large cap	13,086	13,086	—	—
Domestic equity funds - small cap	6,214	6,214	—	—
International equity funds	3,167	3,167	—	—
Money market funds	—	—	—	—
Other funds	5,239	5,239	—	—
Total assets at fair value	$53,470	$53,470	$—	$—
December 31, 2012
Fixed income funds	$34,021	$34,021	$—	$—
Domestic equity funds - large cap	11,346	—	11,346	—
Domestic equity funds - small cap	2,693	2,693	—	—
International equity funds	2,331	1,164	1,167	—
Money market funds	632	632	—	—
Other funds	505	505	—	—
Total assets at fair value	$51,528	$39,015	$12,513	$—
Fair value is determined based on the net asset value of units held by the plan at period end.